Equity (Share Repurchase Program) (Details) - USD ($)	1 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2014	Apr. 30, 2013	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 31, 2014	Dec. 31, 2012
Equity, Class of Treasury Stock [Line Items]
Number of shares called by warrants	25,800,000.0
Exercise price of warrants (dollars per share)	$ 32.085
Proceeds from issuance of warrants	$ 68,900,000			$ 0	$ 68,900,000	$ 0
Purchase of treasury shares				$ 20,818,000	$ 126,889,000	$ 86,029,000
2012 Stock Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Amount authorized to repurchase shares								$ 100,000,000
Purchase of treasury shares (in shares)		5,100,000.0
Purchase of treasury shares		$ 99,000,000
2013 Stock Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Purchase of treasury shares (in shares)			4,400,000
Purchase of treasury shares			$ 100,400,000
2014 Stock Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Amount authorized to repurchase shares							$ 100,000,000
Purchase of treasury shares (in shares)				800,000.0	2,100,000.0
Purchase of treasury shares				$ 20,800,000	$ 49,100,000
Warrant class 1
Equity, Class of Treasury Stock [Line Items]
Number of shares called by warrants				15,200,000.0
Threshold trading days expiration				50 days
Warrant class 2
Equity, Class of Treasury Stock [Line Items]
Number of shares called by warrants				10,600,000.0
Threshold trading days expiration				50 days